Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 776,483	$ 1,028,183
Prepaid expenses	274,992	604,107
Total current assets	1,051,475	1,632,290
Cash and marketable securities held in trust account	203,295,267	203,000,706
Total assets	204,346,742	204,632,996
Current liabilities:
Accounts payable, accruals and other payables	1,236,286	76,474
Total current liabilities	1,236,286	76,474
Deferred underwriter fee payable	5,999,964	5,999,964
Total liabilities	7,236,250	6,076,438
Commitments and contingencies (Note 9)
Mezzanine equity	203,295,267	202,998,782
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(6,185,358)	(4,442,807)
Total deficit	(6,184,775)	(4,442,224)
Total liabilities, mezzanine equity and shareholders’ deficit	204,346,742	204,632,996
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents	59,074,344	62,754,165	$ 61,099,669
Short-term investments	2,050,144	2,063,003	2,024,057
Restricted cash	6,088,891	6,438,287	6,451,126
Accounts receivable	3,872,783	2,880,915	4,204,138
Prepayments to remittance agents	86,896	87,766	2,471,236
Escrow money receivable	3,430,427	2,624,687	2,717,846
Amounts due from related parties	2,391,079	2,891,286	144,922
Prepayments, receivables and other assets	21,150,999	22,773,279	19,030,860
Total current assets	98,145,563	102,513,388	98,143,854
Investment in an equity security	100,000	100,000	100,000
Equipment and software, net	1,236,017	1,335,092	2,258,433
Right-of-use asset	172,823	116,777	255,041
Intangible assets	11,590,072	13,383,697	14,613,937
Goodwill	27,081,118	19,229,528	19,618,594
Deferred tax assets	514,566	106,151	343,982
Total assets	138,840,159	136,784,633	135,333,841
Current liabilities:
Bank overdraft		27,861	44,591
Borrowings	5,298,615	4,144,402	3,655,988
Receivable factoring	568,191	272,108	1,014,568
Escrow money payable	89,468	154,714	152,761
Client money payable	4,650,021	5,729,363	5,055,415
Accounts payable, accruals and other payables	60,101,111	61,399,970	56,157,758
Amounts due to related parties	55,946,877	52,165,395	41,142,728
Convertible bonds			25,622,099
Lease liabilities	61,617	117,203	72,278
Total current liabilities	125,715,900	124,011,016	132,918,186
Borrowings	3,011,806	2,104,343	2,535,126
Convertible bonds	17,219,533	16,753,190
Deferred tax liabilities	1,811,056	1,986,077	2,357,615
Employee benefit obligation			56,081
Other payables		23,758	64,414
Total liabilities	148,758,295	144,878,384	137,931,422
Commitments and contingencies (Note 9)
Mezzanine equity	2,957,948
Shareholders’ deficit:
Common shares value	58,030	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373	22,488,990
Accumulated deficit	(64,763,902)	(60,090,694)	(45,241,495)
Accumulated other comprehensive income	468,249	52,457	48,172
Total shareholders’ deficit	(35,065,250)	(30,807,834)	(22,646,303)
Non-controlling interests	22,189,166	22,714,083	20,048,722
Total deficit	(12,876,084)	(8,093,751)	(2,597,581)
Total liabilities, mezzanine equity and shareholders’ deficit	138,840,159	136,784,633	$ 135,333,841
Common Class A [Member]
Shareholders’ deficit:
Common shares value
Common Class B [Member]
Shareholders’ deficit:
Common shares value	$ 583	$ 583